Average Annual Total Returns - FidelityPuritanFund-KPRO - FidelityPuritanFund-KPRO - Fidelity Puritan Fund	Oct. 30, 2023
Fidelity Puritan Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(17.15%)
Past 5 years	6.72%
Past 10 years	8.94%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1298
Average Annual Return:
Past 1 year	(15.79%)
Past 5 years	5.96%
Past 10 years	8.08%